Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Impaired loans, Average recorded investment	¥ 360,621,565	¥ 1,094,794,262
Impaired loans, Interest and fees income recognized	123,228,567	96,025,630
First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Impaired loans, Average recorded investment	184,523,313	481,204,872
Impaired loans, Interest and fees income recognized	61,453,546	37,935,099
Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Impaired loans, Average recorded investment	176,098,252	613,589,390
Impaired loans, Interest and fees income recognized	¥ 61,775,021	¥ 58,090,531